Investments in Affiliate Companies (Tables)	6 Months Ended
Jun. 30, 2023
Investments in and Advances to Affiliates [Abstract]
Investment in Affiliate Companies - Summarized Financial Information of the Affiliate Companies (Table)

Income Statement	Navios Partners
	Three Month June 30, 2023	Three Month June 30, 2022
Revenue	$346,938	$280,661
Time charter and voyage expenses	$(41,956)	$(21,718)
Direct vessel expenses	$(17,764)	$(12,920)
Vessel operating expenses	$(82,550)	$(73,989)
Net income	$112,308	$118,160

Income Statement	Navios Partners
	Six Month June 30, 2023	Six Month June 30, 2022
Revenue	$656,460	$517,278
Time charter and voyage expenses	$(81,719)	$(38,861)
Direct vessel expenses	$(32,204)	$(24,113)
Vessel operating expenses	$(165,766)	$(147,161)
Net income	$211,473	$203,825